Commitment and Contingencies - Future Minimum Operating Lease Payments and Purchase Obligations (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases
2021	$ 1,383
2022	1,301
2023	1,339
2024	1,306
2025	207
Thereafter	0
Total	5,536
Purchase Obligations
2021	3,859
2022	0
2023	0
2024	0
2025	0
Thereafter	0
Total	3,859
Total Lease and Purchase Obligations
2021	5,242
2022	1,301
2023	1,339
2024	1,306
2025	207
Thereafter	0
Total	$ 9,395